Liability under insurance contracts - Summary of policy reserve (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Policy reserve [Abstract]
Variable interest rate	₩ 27,303,550	₩ 29,399,446
Fixed interest rate	26,919,128	24,930,600
Policy Reserve Held For Life Insurance	54,222,678	54,330,046
Automotive General Insurance	1,880	0
Other General Insurance	89,297	0
Long Term General Insurance	2,885	0
Policy Reserve Held For General Insurance	94,062	0
Policy reserve, total	₩ 54,316,740	₩ 54,330,046	₩ 53,391,401